SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Nov. 30, 2023 share $ / shares	Nov. 30, 2022 share $ / shares
Disclosure of classes of share capital [abstract]
Number of options outstanding, beginning balance | share	4,025,000	4,225,000
Weighted average exercise price, beginning balance | $ / shares	$ 0.66	$ 0.64
Number of options Expired | share		(75,000)
Weighted average exercise price, Expired | $ / shares		$ 0.5
Number of options cancelled | share	(3,900,000)	(125,000)
Weighted average exercise price, cancelled | $ / shares	$ 0.66	$ 0.5
Number of stock options granted | share	3,450,000
Exercise price of stock options granted | $ / shares	$ 0.04
Number of options outstanding, ending balance | share	3,575,000	4,025,000
Weighted average exercise price, ending balance | $ / shares	$ 0.06	$ 0.66